Short-term Borrowings and Long-term Debt [Text Block]	12 Months Ended
Mar. 31, 2015
Short-term Borrowings and Long-term Debt [Text Block]
12.	SHORT-TERM BORROWINGS AND LONG-TERM DEBT

At March 31, 2014 and 2015, the MUFG Group had unused lines of credit for short-term financing amounting to ¥10,750,175 million and ¥8,486,059 million, respectively. The amounts principally consist of non-interest bearing collateralized intraday overdraft lines and collateralized overnight loans on bills at the official discount rate granted by the Bank of Japan, which are used to cover shortages in the Bank of Japan account and to meet liquidity needs. The MUFG Group may borrow from the Bank of Japan on demand up to the total amount of collateral eligible for credit extension.

Other short-term borrowings at March 31, 2014 and 2015 were comprised of the following:

	2014	2015
	(in millions, except percentages)
Domestic offices:
Commercial paper	¥1,235,525	¥1,579,550
Borrowings from the Bank of Japan	5,888,541	4,809,950
Borrowings from other financial institutions	224,676	271,413
Other	59,501	54,509

Total domestic offices	7,408,243	6,715,422

Foreign offices:
Commercial paper	3,091,977	4,363,937
Borrowings from other financial institutions	333,116	137,764
Short-term debentures	119,837	148,644
Other	153,074	180,281

Total foreign offices	3,698,004	4,830,626

Total	11,106,247	11,546,048
Less unamortized discount	176	241

Other short-term borrowings—net	¥11,106,071	¥11,545,807

Weighted average interest rate on outstanding balance at end of fiscal year	0.25%	0.21%

Long-term debt (with original maturities of more than one year) at March 31, 2014 and 2015 was comprised of the following:

	2014	2015
	(in millions)
MUFG:
Obligations under capital leases	¥78	¥57
Subordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2024-2025, principally 0.72%-0.94%	—	63,000
Adjustable rate bonds, payable in Japanese yen, due 2024-2025, principally 0.58%-0.66%	—	27,000
Adjustable rate bonds, payable in Japanese yen, no stated maturity, principally 2.70%-4.42%	380,500	350,500
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 3.42%-4.78%	1,500	1,500
Adjustable rate borrowings, payable in US dollars, no stated maturity, principally 6.25%	515	601
Adjustable rate borrowings, payable in Euro, no stated maturity, principally 4.75%-5.17%	1,416	1,303
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, US dollars, Euro, no stated maturity, principally 6.20%(2)	514	534

Total	384,523	444,495

BTMU:
Obligations under capital leases	¥12,260	¥8,582
Obligation under sale-and-leaseback transactions	46,339	45,256
Unsubordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2015-2027, principally 0.15%-2.69%	1,311,801	1,021,100
Fixed rate bonds, payable in US dollars, due 2015-2045, principally 0.00%-4.70%	1,109,470	1,990,175
Fixed rate bonds, payable in Euro, due 2022, principally 0.88%	—	96,842
Fixed rate bonds, payable in other currencies excluding Japanese yen, US dollars, Euro, due 2016-2017, principally 4.05%-4.91%(2)	71,439	32,013
Fixed rate borrowings, payable in Japanese yen, due 2015-2028, principally 0.10%-0.50%	1,163,291	4,456,619
Fixed rate borrowings, payable in US dollars, due 2018, principally 7.49%	342	311
Fixed rate borrowings, payable in Euro, due 2016-2018, principally 0.15%	—	75,071
Adjustable rate bonds, payable in US dollars, due 2030, principally 3.00%	—	1,202
Floating rate bonds, payable in US dollars, due 2016-2018, principally 0.57%-0.87%	226,424	360,510
Floating rate bonds, payable in other currencies excluding Japanese yen, US dollars, Euro, due 2017, principally 3.37%(2)	90,431	59,839
Floating rate borrowings, payable in US dollars, due 2015-2031, principally 0.32%-0.65%	942,215	770,804
Floating rate borrowings, payable in Euro, due 2021, principally 0.21%-0.24%	7,497	15,276

Total	4,922,910	8,879,762

Subordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2015-2031, principally 0.93%-2.91%	1,336,892	1,206,806
Fixed rate borrowings, payable in Japanese yen, due 2016-2035, principally 0.50%-2.24%	233,400	233,400
Adjustable rate bonds, payable in Japanese yen, due 2019, principally 1.20%	31,000	—
Adjustable rate borrowings, payable in Japanese yen, due 2017-2028, principally 0.20%-2.86%	245,800	212,300
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 0.91%-4.78%	845,400	659,200
Adjustable rate borrowings, payable in US dollars, no stated maturity, principally 6.25%	241,862	282,400
Adjustable rate borrowings, payable in Euro, no stated maturity, principally 4.75%-5.17%	186,270	171,371
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, US dollars, Euro, no stated maturity, principally 6.20%(2)	96,790	100,610
Floating rate borrowings, payable in Japanese yen, due 2020-2027, principally 0.31%-0.81%	41,900	41,900

Total	3,259,314	2,907,987

Obligations under loan securitization transaction accounted for as secured borrowings due 2015-2044, principally 0.18%-5.90%	1,146,638	900,442
Payable under repurchase agreements due 2016-2018, principally 0.54%-1.48%	360,220	1,175,858

Total	9,747,681	13,917,887

Other subsidiaries:
Obligations under capital leases	¥7,781	7,512
Unsubordinated debt(1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2015-2044, principally 0.00%-10.10%	915,357	1,938,560
Fixed rate borrowings, bonds and notes, payable in US dollars, due 2015-2037, principally 0.50%-8.67%	396,704	779,847
Fixed rate bonds and notes, payable in Euro, due 2018, principally 4.21%	6,514	—
Fixed rate bonds and notes, payable in Thai baht, due 2015-2019, principally 0.01%-4.80%	269,219	223,718
Fixed rate borrowings, bonds and notes, payable in other currencies excluding Japanese yen, US dollars, Euro, Thai baht, due 2015-2037, principally 0.50%-18.76%(2)	35,011	80,941
Floating/Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2015-2045, principally 0.00%-24.50%	1,426,933	1,368,947
Floating/Adjustable rate borrowings, bonds and notes, payable in US dollars, due 2015-2038, principally 0.00%-7.30%	276,402	233,858
Floating rate bonds and notes, payable in Euro, due 2018, principally 1.04%	34,281	834
Floating rate bonds and notes, payable in Thai baht, due 2015, principally 3.82%	—	1,204
Floating rate borrowings, bonds and notes, payable in other currencies excluding Japanese yen, US dollars, Euro, Thai baht, due 2015-2019, principally 0.00%-1.85%(2)	2,055	15,956

Total	3,362,476	4,643,865

Subordinated debt(1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2015-2030, principally 0.65%-2.98%	484,194	430,377
Fixed rate bonds and notes, payable in US dollars, due 2016, principally 5.95%	77,330	85,413
Fixed rate bonds and notes, payable in Thai baht, due 2022, principally 4.70%	111,682	54,521
Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2020, principally 1.76%	5,000	5,000
Adjustable rate borrowings, bonds and notes, payable in Japanese yen, no stated maturity, principally 1.93%-3.50%	105,667	105,817
Floating rate borrowings, bonds and notes, payable in Japanese yen, due 2015-2021, principally 0.49%-0.92%	204,926	194,055
Floating rate borrowings, bonds and notes, payable in US dollars, due 2033-2036, principally 1.94%-3.35%	6,972	6,334
Floating rate borrowings, bonds and notes, payable in Thai baht, due 2020, principally 4.75%	—	73,459

Total	995,771	954,976
Obligations under loan securitization transaction accounted for as secured borrowings due 2014-2018, principally 0.95%-2.71%	446	—

Total	4,366,474	5,606,353

Total	14,498,678	19,968,735

Notes:

(1)	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
(2)	Minor currencies, such as Australian dollars, British pounds, Indonesian rupiah, Brazilian real, Russian ruble, etc, have been summarized into the “other currencies” classification.

The MUFG Group uses derivative financial instruments to manage its interest rate and currency exposures for certain debts. The derivative financial instruments include swaps, forwards, options and other types of derivatives. As a result of these derivative instruments, the effective rates reflected in the table above may differ from the coupon rates. The interest rates for the adjustable and floating rate debt shown in the above table are those in effect at March 31, 2014 and 2015.

Certain debt agreements permit the MUFG Group to redeem the related debt, in whole or in part, prior to maturity at the option of the issuer on terms specified in the respective agreements.

The following is a summary of maturities of long-term debt subsequent to March 31, 2015:

	MUFG	BTMU	Other subsidiaries	Total
	(in millions)
Fiscal year ending March 31:
2016	¥10	¥1,041,375	¥551,776	¥1,593,161
2017	14	2,388,730	872,421	3,261,165
2018	9	1,947,332	605,908	2,553,249
2019	5	3,863,004	1,581,510	5,444,519
2020	3	580,123	389,154	969,280
2021 and thereafter	444,454	4,097,323	1,605,584	6,147,361

Total	¥444,495	¥13,917,887	¥5,606,353	¥19,968,735